Research and development (R&D) expenses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Research and development (R&D) expenses
5.
Research and development (R&D) expenses
Research costs are expensed when incurred. Development costs are capitalized and held in the balance sheet only if they satisfy the criteria for capitalization. The same applies to IDEX’s patents and other intellectual property rights created by IDEX. IDEX has not capitalized any development costs in 2020,
2019
or
2018
.
 Development costs related to creation of intellectual property have been expensed when incurred.
Grants to research and development are credited against costs.

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Gross R & D expe nses	$4,196	$4,953	$6,245
Government grants credited to cost	(2,301)	(568)	(614)

Net R&D expenses	$1,895	$4,385	$5,631